Consolidated Variable Interest Entities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities [Table Text Block]
Our condensed consolidated balance sheets included the assets and liabilities of the VIEs that we consolidated as of the respective periods, which primarily comprised the following:

	June 30,	December 31,
	2019	2018
	(in millions)
Cash and cash equivalents	$72	$71
Property and equipment, net	73	68
Deferred income tax assets	51	53
Other non-current assets	61	58
Accounts payable, accrued expenses and other	52	41
Long-term debt(1)	204	205
Other long-term liabilities	15	15
____________
(1)
Includes finance lease liabilities of $186 million and $187 million as of June 30, 2019 and December 31, 2018, respectively.
Our consolidated balance sheets included the assets and liabilities of these entities, which primarily comprised the following:

	December 31,
	2018	2017
	(in millions)
Cash and cash equivalents	$71	$73
Accounts receivable, net	15	16
Property and equipment, net	68	57
Deferred income tax assets	53	56
Other non-current assets	58	57
Accounts payable, accrued expenses and other	41	43
Long-term debt(1)	205	212
Other long-term liabilities	15	13
____________
(1)
Includes capital lease obligations of $187 million and $191 million as of December 31, 2018 and 2017, respectively.